                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2002
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 Check here if Amendment [ ]; Amendment Number:
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            This Amendment (Check only one.):     [ ] is a restatement.
                                                  [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Russell Investment Management Limited
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 Address:  909 A Street
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           Tacoma, WA 98402
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 Form 13F File Number:  28-5701
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:       Greg S. Korte
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 Title:      Compliance Manager
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 Phone:      (253) 502-2572
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 /s/ Greg S. Korte           Tacoma, WA                  August 2, 2002
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 [Signature]                 [City, State]                 [Date]

 Report Type (Check only one.):

 [ ]  13F HOLDINGS REPORT.

 [X]  13F NOTICE.

 [ ]  13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:


     Form 13F File Number                Name
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            28-1190              Frank Russell Company